SEGMENT INFORMATION - GEOGRAPHIC INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 358,247	¥ 2,563,005	¥ 1,718,871	¥ 1,328,367
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		2,366,078	1,710,756	¥ 1,328,367
Long-lived assets including property and equipment, net and land use rights, net		494,031	776,483
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		10,226	3,668
Long-lived assets including property and equipment, net and land use rights, net		71	3,013
The US
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		24,977	4,447
Long-lived assets including property and equipment, net and land use rights, net		105	52,184
The UK
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		¥ 161,724
Long-lived assets including property and equipment, net and land use rights, net			¥ 133,789